Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Single-family properties:
Land	$ 580,433,000	$ 96,139,000	$ 498,000
Buildings and improvements	2,472,921,000	411,706,000	3,018,000
Single-family properties, gross	3,053,354,000	507,845,000	3,516,000
Less: accumulated depreciation	(13,850,000)	(2,132,000)	(21,000)
Single-family properties, net	3,039,504,000	505,713,000	3,495,000
Investment in real estate entity
Cash and cash equivalents	251,406,000	397,198,000	0
Restricted cash for resident security deposits	13,572,000
Rent and other receivables	7,644,000	6,586,000	11,000
Escrow deposits, prepaid expenses and other assets	27,936,000	11,961,000
Escrow deposits		10,968,000
Deferred costs and other intangibles, net	21,978,000
Prepaid expenses and other assets		993,000	17,000
Goodwill	120,655,000
Total assets	3,482,695,000	921,458,000	3,523,000
Liabilities
Credit facility	670,000,000
Accounts payable and accrued expenses	75,318,000	11,282,000	49,000
Amounts payable to affiliates	21,160,000	5,012,000
Contingently convertible Series E units liability	64,881,000
Total liabilities	831,359,000	16,294,000	49,000
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	1,965,413,000	914,565,000	3,516,000
Accumulated deficit	(32,027,000)	(10,278,000)	(42,000)
Total shareholders' equity	1,934,686,000	904,674,000	3,474,000
Noncontrolling interest	716,650,000	490,000
Total equity	2,651,336,000	905,164,000	3,474,000
Total liabilities and equity	3,482,695,000	921,458,000	3,523,000
Pro Forma [Member]
Single-family properties:
Investment in real estate entity
Liabilities
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital		549,602,000
Accumulated deficit		(10,278,000)
Total shareholders' equity		539,717,000
Noncontrolling interest		365,447,000
Total equity		905,164,000
Class A Common Shares [Member]
Shareholders' equity:
Common shares	1,294,000	387,000
Class A Common Shares [Member] | Pro Forma [Member]
Shareholders' equity:
Common shares		387,000
Class B Common Shares [Member]
Shareholders' equity:
Common shares	6,000
Class B Common Shares [Member] | Pro Forma [Member]
Shareholders' equity:
Common shares		$ 6,000